Financial Assets And Liabilities - Summary of managing liquidity risk (Detail) $ in Thousands	Dec. 31, 2022 USD ($) $ / USD	Dec. 31, 2021 USD ($) $ / USD
Liquidity Index [Abstract]
Current assets	$ 347,690	$ 375,070
Current liabilities	$ 408,344	$ 385,738
Liquidity index | $ / USD	0.852	0.972